Subsequent Events - Additional Information (Detail)	12 Months Ended			0 Months Ended						0 Months Ended					0 Months Ended				0 Months Ended		0 Months Ended								0 Months Ended						0 Months Ended								0 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 27, 2013 Warrants granted to Consultants	Jun. 25, 2013 Warrants granted to Consultants	Feb. 07, 2013 Warrants granted to Consultants	Sep. 27, 2013 Warrants granted to Consultants CNY	Jun. 25, 2013 Warrants granted to Consultants CNY	Feb. 07, 2013 Warrants granted to Consultants CNY	Mar. 26, 2015 Subsequent Event	Mar. 26, 2015 Subsequent Event USD ($)	Mar. 26, 2015 Subsequent Event CNY	Mar. 26, 2015 Subsequent Event American Depository Share USD ($)	Mar. 26, 2015 Subsequent Event Class A and Class B Ordinary Shares USD ($)	Feb. 12, 2015 Subsequent Event Warrants Installment	Feb. 13, 2015 Subsequent Event Warrants USD ($)	Feb. 12, 2015 Subsequent Event Warrants	Feb. 13, 2015 Subsequent Event Warrants First Anniversary	Feb. 13, 2015 Subsequent Event Warrants Quarterly tranches Tranche	Feb. 13, 2015 Subsequent Event Warrants Quarterly tranches	Feb. 13, 2015 Subsequent Event Warrants Board of Directors Chairman	Feb. 13, 2015 Subsequent Event Warrants Vice Chairman Of Board Of Directors Mr. Hendrick Sin	Feb. 13, 2015 Subsequent Event Warrants Vice Chairman Of Board Of Directors Mr. Yongchao Wang	Feb. 13, 2015 Subsequent Event Warrants Chief Executive Officer	Feb. 13, 2015 Subsequent Event Warrants Chief Financial Officer	Feb. 12, 2015 Subsequent Event Warrants American Depository Share	Feb. 12, 2015 Subsequent Event Warrants American Depository Share USD ($)	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share USD ($)	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share External consultant one	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share External consultant two	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share On or after the issuance date External consultant one	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share On or after the issuance date External consultant two	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share On or after the first anniversary of the issuance date External consultant one	Feb. 16, 2015 Subsequent Event Warrants granted to Consultants American Depository Share On or after the first anniversary of the issuance date External consultant two	Oct. 08, 2014 2011 Share Option Scheme Tranche	Jan. 13, 2014 2011 Share Option Scheme Tranche	Feb. 08, 2013 2011 Share Option Scheme Installment	Feb. 06, 2012 2011 Share Option Scheme USD ($) Installment	Oct. 08, 2014 2011 Share Option Scheme	Jan. 13, 2014 2011 Share Option Scheme	Feb. 08, 2013 2011 Share Option Scheme	Feb. 06, 2012 2011 Share Option Scheme	Feb. 12, 2015 2011 Share Option Scheme Subsequent Event Installment	Feb. 12, 2015 2011 Share Option Scheme Subsequent Event	Feb. 12, 2015 2011 Share Option Scheme Subsequent Event American Depository Share USD ($)
Subsequent Event [Line Items]
Granted, shares																																						23,404,120							690,000
Option exercise price																																						$ 0.605							$ 15.76
Share options description																																													(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.
Vesting percentage, on first anniversary date of IPO Date																	25.00%	25.00%																					25.00%	25.00%	25.00%	25.00%		25.00%
Vesting percentage, equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant																	75.00%			75.00%																			75.00%	75.00%	75.00%	75.00%		75.00%
Number of quarterly installments in which the remaining 75% of options vest															12				12																12	12	12	12					12
Award granted	0			100,000	100,000	500,000															186,000	186,000	186,000	186,000	186,000	30,000			100,000	150,000
Number of ADS purchased by a warrant							1	1	1																		1	1
Warrant, exercise price							15.6	12.92	8.50							$ 15.76											$ 15.76	$ 16.13
Warrants exercisable																															50,000	75,000	50,000	75,000
Dividends payable, date declared										Mar. 26, 2015
Annual cash dividends declared	$ 0	$ 0	$ 0								$ 4,400,000,000	27,300,000,000
Dividends payable, date of record										Apr. 17, 2015
Dividends declared per share													$ 0.14	$ 0.01
Dividends payable, expected distribution date										May 15, 2015